Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other provisions [line items]
Balance at the beginning of the year	₨ 1,931	₨ 1,971
Additional provision during the year	796	804
Utilized/written-back during the year	(1,077)	(854)
Translation adjustment	70	10
Balance at the end of the year	1,720	1,931
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	207	217
Additional provision during the year	214	207
Utilized/written-back during the year	(207)	(217)
Translation adjustment	0	0
Balance at the end of the year	214	207
Provision for onerous contracts [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	1,582	1,599
Additional provision during the year	582	597
Utilized/written-back during the year	(826)	(624)
Translation adjustment	70	10
Balance at the end of the year	1,408	1,582
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	142	155
Additional provision during the year	0	0
Utilized/written-back during the year	(44)	(13)
Translation adjustment	0	0
Balance at the end of the year	₨ 98	₨ 142